Subsequent Events (Details Narrative 1) - Pre Funded Warrant [Member] - July Two Thousand Seventeen Public Offering [Member] - shares		1 Months Ended
	Jul. 18, 2017	Oct. 16, 2017	Jul. 31, 2017
Subsequent Event [Line Items]
Warrants exercised	4,000,000		4,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercised		6,835,805